Stock Options and Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Outstanding, beginning	40	1,113	1,246
Granted	0	0	0
Exercised	0	0	0
Expired	0	(1,073)	(133)
Outstanding, ending	40	40	1,113
Exercisable	40	40	1,113
Outstanding, beginning	$ 877.50	$ 1,320.00	$ 1,320.00
Granted	0.00	0.00	0.00
Exercised	0.00	0.00	0.00
Expired	0.00	1,500.00	1,020.00
Outstanding, ending	877.50	877.50	1,320.00
Exercisable	$ 877.50	$ 877.50	$ 1,320.00